NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

First Mining Gold Corp. (the “Company” or “First Mining”) is a public company which is listed on the Toronto Stock Exchange (the “TSX”) under the symbol “FF”, on the OTCQX under the symbol “FFMGF”, and on the Frankfurt Stock Exchange under the symbol “FMG”. The Company’s head office and principal address is Suite 2070 – 1188 West Georgia Street, Vancouver, British Columbia, Canada, V6E 4A2.

First Mining was incorporated on April 4, 2005 and changed its name to First Mining Gold Corp. in January 2018.

First Mining is advancing a portfolio of gold projects in Canada, with the most advanced project being the Springpole Gold Project in northwestern Ontario. The Company acquired a 100% interest in the Duparquet Gold Project in September 2022 and is developing plans to advance the project along with its nearby Duquense and Pitt Projects in Québec. The Company holds a 15% equity position in Treasury Metals Inc., which is advancing the Goliath Gold Complex toward construction, and a 19% equity position in Big Ridge Gold Corp. which is advancing the Hope Brook Project as a joint venture partner. First Mining’s portfolio of gold projects in eastern Canada also includes the Cameron project. In addition, the Company holds a 30% interest in PC Gold Inc., the legal entity which holds the Pickle Crow gold project (being advanced by Auteco Minerals Ltd), and a 49% direct project interest in the Hope Brook Project.

The Company continues to evaluate the potential impacts arising from COVID-19 on all aspects of its business. For the year ended December 31, 2022, there were no significant financial impacts on the Company.